Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Cash flows from operating activities
Net loss from continuing operations	$ (315,602)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Issuance of common stocks for compensation		5,928	897,521	1,295,324
Income taxes paid		(830)
Change in operating assets and liabilities:
(Increase) decrease in deposit	(3,815)	3,815
(Increase) decrease in prepayment	(3,815)		3,815	3,815
Increase (decrease) in other payable	300,000		(300,000)	(300,000)
Increase (decrease) in due to related party	22,517	(647,000)	6,477,483	6,477,483
Increase (decrease) in accounts payable		(17,540)	11,446	18,370
Increase (decrease) in accrued expenses		65,030		38,100
Net cash used in operating activities	(715)	(1,115,484)	(3,263,340)	(3,474,707)
Cash flows from investing activities
Net cash provided by (used in) investing activities
Cash flows from financing activities
(Decrease) increase in due to shareholder	46,586		(46,586)	(46,586)
Proceeds from short term loans			2,050,000
Borrowings from related party		950,000
Proceeds from subscription receivable			350,000	350,000
Proceeds from issuance of shares	948,959			2,350,000
Net cash provided by financing activities	995,545	950,000	2,353,414	2,653,414
Effect Of Exchange Rates On Cash
Net decrease in cash	994,830	(165,484)	(909,926)	(821,293)
Cash, beginning of period		173,537	994,830	994,830
Cash, end of period	994,830	8,053	84,904	173,537
Non cash investing and financing activities
Prepayment			900,000
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid